UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period:

January 1, 2015 to December 31, 2015

Date of Report (Date of earliest event reported): February 11, 2016

Mitsubishi Motors Credit of America, Inc.1

(Exact name of securitizer as specified in its charter)

025-00652	0001540709
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Dennis Kelly, Treasurer, (714) 799-4730

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

[1]	Mitsubishi Motors Credit of America, Inc., as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period in the auto loan, auto lease and floorplan finance asset classes, including asset-backed securities privately issued by the following affiliated depositors: (i) auto lease - MMCA Auto Lease Finance Trust; (ii) auto loan - MMCA Auto Receivables Trust VI, MMCA Auto Receivables Trust VII and MMCA Auto Receivables Trust VIII; and (iii) floorplan finance - MMCA Wholesale Receivables Trust III.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

MITSUBISHI MOTORS CREDIT OF AMERICA, INC. (Securitizer)

By:	/s/ Dennis Kelly
	Name:	Dennis Kelly
	Title:	Treasurer

Date: February 11, 2016